FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 131	$ 208	$ 15
Interest on cash equivalents and restricted deposits	4	5	12
Total other income	(135)	(213)	(27)
Amortization of shareholders' convertible loans discount and beneficial conversion feature	2,684	43	489
Interest on shareholders' convertible note and loans	575	708	729
Withholding taxes on interest of convertible note and loans from shareholders	119	294	205
Bank commissions and others	149	144	292
Foreign currency exchange differences	161	271	135
Interest on loans from banks and other credit balances	21	7	84
Total expenses	3,709	1,467	1,934
Total financial expenses, net (Note 14)	$ 3,574	$ 1,254	$ 1,907